Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Deferred compensation plan
Number of investments, which are taken as reference to measure the interest that may be acquired	3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans	2
Deferred compensation plan expense	$ 3,142,000	$ 5,942,000	$ 4,148,000
Deferred compensation plan liability included in other liabilities	42,759,000	41,144,000
Deferred compensation plan assets included in other current assets	47,635,000	45,350,000
Investment income related to the mark-to-market of investments treated as trading securities	3,086,000	5,863,000	4,076,000
Defined contribution plan covering domestic, salaried and clerical employees
Defined contribution plans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	50.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	6.00%
Vesting percentage after one year of service	20.00%
Additional vesting percentage with each additional complete year of service	20.00%
Contribution expense	$ 2,245,000	$ 2,142,000	$ 2,063,000